Related Party Transactions (Details Narrative) - USD ($)		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue, total	[1]	$ 20,578,340	$ 18,189,274	$ 10,193,590
Rental income, related party		63,000	31,000
Amount due to related-party		1,005,307	1,183,090
Shenzhen Taoping Internet Tech. Co., Ltd. (SZ iASPEC) [Member]
Amount for consultation services		66,135
Amount due to related-party		1,000,000	1,200,000
Products - Related Parties [Member]
Revenue, total		$ 9,373,272	$ 9,103,222

[1]	Revenues by operating segments exclude intercompany transactions.